Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2019	2018
Deferred tax assets related to:
Expenses not yet deducted for tax purposes	$276,845	$248,382
Operating lease liabilities	281,853	—
Pension liability not yet deducted for tax purposes	261,909	277,929
Capital loss	18,317	11,944
Net operating loss	38,445	29,785
	877,369	568,040
Deferred tax liabilities related to:
Employee and retiree benefits	215,899	218,019
Inventory	92,577	94,361
Operating lease assets	274,630	—
Other intangible assets	343,649	289,897
Property, plant and equipment	63,518	68,122
Other	38,936	32,947
	1,029,209	703,346
Net deferred tax liability before valuation allowance	(151,840)	(135,306)
Valuation allowance	(35,282)	(26,095)
Total net deferred tax liability	$(187,122)	$(161,401)

Components of Income before Income Taxes	The components of income before income taxes are as follows:

	2019	2018	2017
United States	$613,910	$712,951	$737,339
Foreign	245,373	281,687	193,308
Income before income taxes	$859,283	$994,638	$930,647

Components of Income Tax Expense
The components of income tax expense are as follows:

	2019	2018	2017
Current:
Federal	$162,883	$130,144	$225,394
State	45,488	36,457	28,603
Foreign	60,376	76,910	43,849
Deferred:
Federal	(21,617)	13,295	74,197
State	(11,273)	5,427	13,761
Foreign	(23,049)	(17,129)	(18,940)
	$212,808	$245,104	$366,864

Difference Between Total Tax Expense and Amount Computed by Applying Statutory Federal Income Tax Rate
The reasons for the difference between total tax expense and the amount computed by applying the statutory Federal income tax rate to income before income taxes are as follows:

	2019	2018	2017
Statutory rate applied to income (1)	$180,449	$208,874	$325,742
Plus state income taxes, net of Federal tax benefit	27,030	33,088	27,537
Taxation of foreign operations, net (2)	(17,663)	(7,862)	(33,870)
U.S. tax reform - transition tax (3)	4,492	4,875	37,132
U.S. tax reform - deferred tax remeasurement (3)	—	424	15,932
Foreign rate change - deferred tax remeasurement	6,215	(1,461)	(9,338)
Book tax basis difference in investment	—	(11,944)	—
Valuation allowance	4,503	20,505	1,362
Other	7,782	(1,395)	2,367
	$212,808	$245,104	$366,864
(1)U.S. statutory rates applied to income are as follows: 2019 and 2018 at 21%, 2017 at 35%.
(2)The Company's effective tax rate reflects the net benefit of having operations outside of the U.S. which are taxed at statutory rates different from the U.S. statutory rate, with some income being fully or partially exempt from income taxes due to various operating and financing activities.
(3)Impact of the Tax Cuts and Jobs Act, enacted December 22, 2017.
Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

	2019	2018	2017
Balance at beginning of year	$18,428	$14,697	$15,190
Additions based on tax positions related to the current year	3,701	2,034	2,644
Additions for tax positions of prior years	620	4,787	1,511
Reductions for tax positions for prior years	(965)	(725)	(430)
Reduction for lapse in statute of limitations	—	(2,338)	(3,917)
Settlements	(323)	(27)	(301)
Balance at end of year	$21,461	$18,428	$14,697